Investment Objectives and Goals	Dec. 31, 2025
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Dividend Builder Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Large-Cap Value Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Small-Cap Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.
Eaton Vance Balanced Fund - Classes A, C, I, R, and R6 | Eaton Vance Balanced Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income and long-term growth of capital.
Eaton Vance Special Investment Trust | Eaton Vance Core Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objectives are to seek current income and total return.
Eaton Vance India Fund - Classes A, C, and I | Eaton Vance India Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.